                                   UNITED STATES

                        SECURITIES AND EXCHANGE COMMISSION

                                 Washington, D.C. 20549

                                      Form N-CSR

                  Certified Shareholder Report of Registered Management

                                 Investment Companies

                     Investment Company Act File Number 811-09941

                                  AMBASSADOR FUNDS

                  (exact name of registrant as specified in charter)

                              500 Griswold Street, Suite 2800

                              Detroit, MI   48226

                       (address of principal executive offices)

                                  Brian T. Jeffries

                          Ambassador Capital Management, LLC

                          500 Griswold Street, Suite 2800

                          Detroit, MI   48226

                       (name and address of agent for service)

Registrant's telephone number, including area code: (313) 961-3111

Date of fiscal year end:  July 31

Date of reporting period:  July 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later that 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CFR270.30e-1).

The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

Item 1.   Annual Report to Shareholders

The following is a copy of the report transmitted to shareholders pursuant to

Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).

Annual Report July 31, 2008

Ambassador Money Market Fund

Investment products:

•Are not deposits of, or guaranteed by, Ambassador

  Capital Management, L.L.C., or any of its affiliates

•Are not insured by the FDIC

•Are subject to investment risks, including the possible

  loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

Ambassador Money Market Fund

Table of Contents

Annual Report - July 31, 2008

Letter to Shareholders	1
Performance Highlights	2
Shareholder Expenses	3
Schedule of Portfolio Investments	4
Financial Statements	9
Financial Highlights	11
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	15
Trustees & Officers	16
Other Information	18

An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Ambassador Funds
Letter to the Shareholders
August 28, 2008

Following a year of market volatility, the Ambassador Money Market Fund closed the year, July 31, 2008, to return 3.88%. The Fund was ranked in the top 7% for the quarter ending June 30th 2008 by Lipper for money market funds in the Taxable Money Market Funds category.  For the one-, three- and five-year periods, the Fund ranked in the top 4% of its category.

The housing crisis that began last summer with the sub-prime mortgage meltdown has continued to decline into the worst housing market since the Great Depression along with a severe credit crunch.  Over the past year we have seen the Federal Reserve lower interest rates from 5.25% to 2.00%. This has helped to keep the US and Global economies more resilient than would be expected. Recently, the ease in monetary policy was slowed by concerns of inflation from higher energy and commodity prices.

During this time of great uncertainty, the Ambassador Money Market Fund received and maintains a AAAm rating from Standard and Poor's. This is the highest rating assigned to money market mutual funds based on their analysis of the Fund's credit quality, market price exposure and management.  The Fund has also received the National Association of Insurance Commissioners', NAIC-1 designation, assigned to obligations exhibiting the highest quality. This rating also indicates that credit risk is at its lowest and the issuer's credit profile is stable.

We continue to invest in both Fannie Mae and Freddie Mac securities, as we believe the U.S. Government will fully support the Government Sponsored Entities (GSEs) going forward.

This strategy as well as a disciplined conservative approach should help us maintain consistent returns to our peers throughout the upcoming year.

Sincerely,

Conrad W. Koski Chairman	Brian T. Jeffries President

Ambassador Funds
Money Market Fund			Performance Highlights
July 31, 2008

Current 7-Day Yield: 2.21%		Average Days to Maturity: 32

PERFORMANCE	Average Annual Total Return
Inception
	1 Year	3 Year	5 Year	since 8/1/2000
Ambassador	3.88%	4.40%	3.21%	3.01%

Total Annual Operating Expenses - Gross* 0.32% * Source Prospectus dated October 31, 2007

$12,669

The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO COMPOSITION

(A) Net of other assets and liabilities.

Ambassador Funds
Money Market Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Actual	$ 1,000	$ 1,012.26	$ 1.55
Hypothetical (5% return per year before expenses)	$ 1,000	$ 1,023.68	$ 1.57

* Expenses are equal to the Fund's annualized expense ratio of 0.31%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
July 31, 2008

Commercial Paper – 79.7%*

Security Description	Principal Amount	Value ($)
Agricultural Operations – 3.9%
Archer Daniels Midland (b), 2.25%, 08/12/08	7,500,000	7,494,844
Archer Daniels Midland (b), 2.22%, 09/04/08	3,395,000	3,387,882
Cargill Global Funding PLC (b), 2.36%, 08/11/08	5,000,000	4,996,722
		15,879,448

Banking-U.S. - 12.2%
Ebury Finance LLC (b), 2.90%, 09/25/08	3,000,000	2,986,708
Falcon Asset Securitization Corp. (b), 2.45%, 08/18/08	1,500,000	1,498,265
Falcon Asset Securitization Corp. (b), 2.45%, 08/07/08	3,083,000	3,081,741
Falcon Asset Securitization Corp. (b), 2.50%, 08/01/08	2,000,000	2,000,000
Falcon Asset Securitization Corp. (b), 2.60%, 09/08/08	5,000,000	4,986,278
Fountain Square Commercial Funding Corp. (b), 3.10%, 8/1/2008	5,500,000	5,500,000
Fountain Square Commercial Funding Corp. (b), 2.85%, 8/7/2008	3,000,000	2,998,575
Fountain Square Commercial Funding Corp. (b), 2.90%, 8/22/2008	3,000,000	2,994,925
Natexis Banq US Finance Co., LLC 2.585%, 08/04/08	4,000,000	3,999,138
Natexis Banq US Finance Co., LLC 2.47%, 08/12/08	9,000,000	8,993,207
Yorktown Capital LLC (b), 2.55%, 08/04/08	6,138,000	6,136,746
Yorktown Capital LLC (b), 2.70%, 10/03/08	5,000,000	4,976,375
		50,151,958

Banking-Foreign-Australian - 3.8%
ANZ National Int'l Ltd. (b), 2.63%, 08/11/08	2,000,000	1,998,539
ANZ National Int'l Ltd. (b), 2.93%, 08/13/08	5,656,000	5,650,532
National Australia Funding (b), 2.70%, 09/08/08	7,900,000	7,878,342
		15,527,413

Banking-Foreign-Canadian - 2.0%
Old Line Funding Corp. (b), 2.50%, 08/19/08	3,251,000	3,246,936
Old Line Funding Corp. (b), 2.50%, 08/25/08	5,050,000	5,041,583
		8,288,519

Banking-Foreign-Denmark - 2.9%
Danske Corp. 2.46%, 08/04/08	6,100,000	6,098,780
Danske Corp. 2.51%, 08/11/08	6,000,000	5,995,817
		12,094,597

Banking-Foreign-Netherlands - 2.6%
Windmill Funding Corp. (b), 2.70%, 08/18/08	5,500,000	5,492,988
Windmill Funding Corp. (b), 2.76%, 10/02/08	5,000,000	4,976,233
		10,469,221
Banking-Foreign-UK - 2.9%
Thames Asset Global Securities (b), 2.75%, 10/7/2008	1,000,000	994,882
Thames Asset Global Securities (b), 2.90%, 8/7/2008	5,000,000	4,997,583
Thames Asset Global Securities (b), 2.62%, 9/25/2008	6,000,000	5,975,846
		11,968,311

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
July 31, 2008

Commercial Paper (Continued)

Security Description	Principal Amount	Value ($)
Beverages-Non-Alcholic - 0.7%
Coca Cola Enterprises (b), 2.03%, 08/15/08	3,000,000	2,997,632

Conglomerate - 2.5%
UBS Finance Delaware LLC 3.815%, 10/03/08	3,500,000	3,476,633
UBS Finance Delaware LLC 2.43%, 08/18/08	5,000,000	4,994,262
UBS Finance Delaware LLC 2.40%, 08/05/08	1,700,000	1,699,547
		10,170,442

Diversified Financial Services - 3.2%
General Electric Capital Corp. (b), 2.40%, 08/28/08	5,000,000	4,991,000
General Electric Capital Corp. (b), 2.35%, 08/01/08	2,000,000	2,000,000
General Electric Capital Corp. (b), 2.67%, 12/01/08	4,000,000	3,963,807
General Electric Capital Corp. (b), 2.82%, 08/25/08	2,000,000	1,996,240
		12,951,047

Diversified Manufacturing - 2.1%
Illinois Tool Works, Inc. 2.13%, 08/12/08	3,500,000	3,497,722
Illinois Tool Works, Inc. 2.14%, 08/21/08	5,000,000	4,994,056
		8,491,778

Finance - 19.1%
Apreco LLC (b), 2.52%, 08/14/08	3,500,000	3,496,815
Apreco LLC (b), 2.53%, 08/15/08	5,000,000	4,995,081
Apreco LLC (b), 2.80%, 10/15/08	3,000,000	2,982,500
CBA Finance - Delaware 2.53%, 08/21/08	5,000,000	4,992,972
CBA Finance - Delaware 2.72%, 10/07/08	6,000,000	5,969,627
Chesham Finance, LLC (b), 3.10%, 08/04/08	5,500,000	5,498,579
Chesham Finance, LLC (b), 2.95%, 08/19/08	3,500,000	3,494,838
Dexia Delaware LLC 2.46%, 08/14/08	5,000,000	4,995,558
Dexia Delaware LLC 2.60%, 08/07/08	4,000,000	3,998,267
Dexia Delaware LLC 2.60%, 08/06/08	4,000,000	3,998,556
ING Funding LLC. 2.565%, 09/05/08	4,000,000	3,990,025
ING Funding LLC. 2.53%, 08/15/08	2,160,000	2,157,875
ING Funding LLC. 2.30%, 08/04/08	1,495,000	1,494,713
ING Funding LLC. 2.67%, 10/08/08	5,000,000	4,974,783
Int'l Lease Finance Corp. 2.70%, 08/18/08	7,000,000	6,991,075
Int'l Lease Finance Corp. 3.05%, 10/27/08	3,000,000	2,977,887
Novartis Finance Corp. (b) 2.12%, 09/10/08	5,350,000	5,337,398
Novartis Finance Corp. (b) 2.15%, 09/03/08	6,000,000	5,988,175
		78,334,724

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
July 31, 2008

Commercial Paper (Continued)

Security Description	Principal Amount	Value ($)
Finance-Auto - 3.8%
Daimlerchrysler Revolving Auto Conduit LLC, Series I, 2.75%, 8/26/2008	4,000,000	3,992,361
Daimlerchrysler Revolving Auto Conduit LLC, Series I, 2.75%, 8/11/2008	2,000,000	1,998,472
Daimlerchrysler Revolving Auto Conduit LLC, Series I, 2.75%, 8/27/2008	6,000,000	5,988,083
Paccar Financial Corp. 2.26%, 09/30/08	1,502,000	1,496,342
Paccar Financial Corp. 2.20%, 08/04/08	2,000,000	1,999,633
		15,474,891

Finance-Investment Banker/Broker - 1.9%
BNP Paribas Finance, Inc. 2.55%, 08/01/08	8,000,000	8,000,000

Finance-Leasing Co. - 2.4%
FPL Fuels, Inc. 2.20%, 08/04/08	3,100,000	3,099,432
FPL Fuels, Inc. 2.25%, 08/19/08	3,649,000	3,644,969
FPL Fuels, Inc. 2.40%, 08/08/08	3,000,000	2,998,600
		9,743,001
Food and Kindred Products - 2.8%
Nestle Capital Corp. 2.35%, 03/04/09	1,415,000	1,395,141
Nestle Capital Corp. 2.05%, 08/11/08	5,000,000	4,997,153
Nestle Capital Corp. 2.50%, 02/05/09	5,000,000	4,934,722
		11,327,016

Insurance - 3.2%
AIG Funding, Inc. 2.55%, 09/02/08	3,500,000	3,492,067
AIG Funding, Inc. 2.72%, 08/05/08	4,500,000	4,498,640
AIG Funding, Inc. 2.65%, 08/13/08	5,000,000	4,995,584
		12,986,291

Pharmaceuticals - 4.2%
Astrazeneca PLC 2.35%, 10/15/08	4,000,000	3,980,416
Astrazeneca PLC 2.38%, 10/01/08	2,500,000	2,489,918
Astrazeneca PLC 2.82%, 08/20/08	5,000,000	4,992,559
Pfizer, Inc. 2.63%, 08/05/08	1,000,000	999,709
Pfizer, Inc. 2.11%, 09/26/08	5,000,000	4,983,589
		17,446,191

Retail - 3.5%
7-Eleven, Inc. 2.13%, 08/22/08	2,000,000	1,997,515
7-Eleven, Inc. 2.13%, 08/05/08	10,000,000	9,997,633
Wal-Mart Stores, Inc. 2.10%, 08/06/08	2,439,000	2,438,289
		14,433,437

TOTAL COMMERCIAL PAPER		326,735,917
(COST - $326,735,917)

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
July 31, 2008

U.S. Gov't Agency Obligations - 19.3%

Security Description	Principal Amount	Value ($)
TN Valley Authority - 0.8%
5.375%, 11/13/08	3,395,000	3,419,334

Federal Home Loan Bank - 9.9%
2.300%, 08/27/08	5,000,000	4,991,694
2.350%, 08/26/08	5,000,000	4,991,840
2.317%, 08/20/08	5,000,000	4,993,886
2.520%, 12/19/08	4,266,000	4,224,193
1.820%, 08/01/08	17,324,000	17,324,000
3.750%, 08/15/08	1,000,000	1,000,418
3.625%, 11/14/08	1,775,000	1,779,144
4.600%, 12/30/08	1,250,000	1,261,554
		40,566,729

Federal Home Loan Mortgage Corp. - 2.5%
2.310%, 10/06/08	4,015,000	3,997,997
2.080%, 09/22/08	287,000	286,137
2.350%, 08/22/08	3,000,000	2,995,887
2.250%, 12/08/08	2,000,000	1,983,875
4.750%, 10/17/08	1,000,000	1,004,628
		10,268,524
Federal National Mortgage Assoc. - 6.1%
2.250%, 08/28/08	5,305,000	5,296,048
2.170%, 03/27/09	1,200,000	1,182,784
2.580%, 11/03/08	2,170,000	2,155,381
2.250%, 11/14/08	1,500,000	1,490,156
2.360%, 10/01/08	4,471,000	4,453,121
3.150%, 08/29/08	2,912,000	2,904,866
2.400%, 10/09/08	2,500,000	2,488,500
2.320%, 09/05/08	5,000,000	4,989,160
		24,960,016

TOTAL U.S. GOV'T AGENCY OBLIGATIONS (COST - $79,214,603)		79,214,603

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
July 31, 2008

Certificate of Deposit - 1.2% (c)

Security Description	Principal Amount	Value ($)
Comerica Bank 2.65%, 08/19/08	5,000,000	5,000,000

TOTAL CERTIFICATE OF DEPOSIT (COST - $5,000,000)		5,000,000

Mutual Fund - 0.0% (d)

Security Description	Principal Amount	Value ($)
JPMorgan U.S. Government Money Market Fund - Agency	950	950

TOTAL MUTUAL FUND (COST - $950)		950

TOTAL INVESTMENTS - 100.2% (COST - $410,951,470) (a)		410,951,470

Other Assets Less Liabilities - (0.2%)		(833,974)

Total Net Assets - 100%		$ 410,117,496

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c) Illiquid, non-negotiable securities.

(d) Unrounded amount is 0.0002%.

* Rate presented indicates the effective yield at time of purchase.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Statement of Assets and Liabilities		Statement of Operations
July 31, 2008		For the year ended July 31, 2008

Assets:
Investments, at value (amortized cost $410,951,470)	$ 410,951,470	Investment Income: Interest	$ 19,313,359
Cash	---	Expenses:
Interest receivable	143,428	Advisory	942,097
Prepaid expenses	10,056	Administration	188,046
Total Assets	$ 411,104,954	Accounting	56,918
		Audit/Tax	26,218
		Compliance	15,072
Liabilities:		Custody	85,256
Distribution Payable	826,071	Legal	30,181
Accrued expenses and other liabilities:		Transfer Agent	53,850
Advisory	73,307	Trustee	37,091
Other	88,080	Other	44,649
Total Liabilities	987,458	Total Expenses	1,479,378

Net Assets	$ 410,117,496	Net Investment Income	17,833,981

		Net Realized Gain /(Loss) from Investments:
Composition of Net Assets:		Net realized gains from
Capital	$410,115,920	investment transactions	2,790
Accumulated net realized gains from investment transactions	1,576
Net Assets	$ 410,117,496	Increase in net assets from
		operations	$ 17,836,771

Institutional Shares:
Net Assets	$410,117,496
Shares Outstanding	410,115,920
Net Asset Value, Offering Price, and Redemption Price per share	$1.00

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Statements of Changes in Net Assets
	For the year ended
	July 31, 2008	July 31, 2007
Investment Activities: Operations:

Net investment income	$ 17,833,981	$ 19,125,255
Net realized gain/ (loss) from investment transactions	2,790	(282)
Increase in net assets from operations	17,836,771	19,124,973

Distributions:
Net investment income Institutional Shares	(17,833,981)	(19,125,255)
Decrease in net assets from shareholder distributions	(17,833,981)	(19,125,255)

Capital Share Transactions:
Increase/(Decrease) in net assets from capital transactions	53,987,584	122,974,038
Increase/(Decrease) in net assets from investment activities	53,990,374	122,973,756

Net Assets:
Beginning of year	356,127,122	233,153,366
End of year	$ 410,117,496	$ 356,127,122

Share Transactions:* Institutional Shares:
Issued	$ 828,807,060	$ 565,773,446
Reinvested	18,232,479	18,379,013
Redeemed	(793,051,955)	(461,178,421)

Increase in Institutional shares	53,987,584	122,974,038

Investor Shares:**
Issued	--	--
Redeemed	--	--
Increase/(Decrease) in investor shares	0	0
Increase in shares	$ 53,987,584	$122,974,038

*	All capital share transactions have been processed at a net asset value of $1.00 per share.
**	No investor shares are outstanding at July 31, 2008 and July 31, 2007.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the year ended
	July 31, 2008	July 31, 2007	July 31, 2006	July 31, 2005	July 31, 2004

Institutional Shares

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	0.038	0.051	0.040	0.022	0.008
Net realized gain/(loss) on investments	0.000 (a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000 (a)

Total from investment activities	0.038	0.051	0.040	0.022	0.008

Distributions:
Net investment income	(0.038)	(0.051)	(0.040	(0.022)	(0.008)
Total distributions	(0.038)	(0.051)	(0.040)	(0.022)	(0.008)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	3.88%	5.17%	4.16%	2.11%	0.78%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$410,117	$356,127	$233,153	$310,381	$243,751
Ratio of expenses to average net assets	0.31%	0.32%	0.34%	0.33%	0.34%
Ratio of net investment income to average net assets	3.78%	5.05%	4.02%	2.20%	0.78%

(a) Amount less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Notes to Financial Statements
July 31, 2008

1.  Organization:

The Ambassador Funds (the “Trust”) was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the “Act”).  The Trust is authorized to issue an unlimited number of shares without par value.  The Trust currently offers shares of the Ambassador Money Market Fund (the “Fund”).  The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares.  As of

July 31, 2008, Investor Shares have not commenced operations.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Securities in the Fund are valued at amortized cost, which approximates market value.  The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of July 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Repurchase Agreements:

The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers.  The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest).  At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value.  Collateral subject to repurchase agreements is held by the Fund’s custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system. There were no repurchase agreements at July 31, 2008.

Ambassador Funds
Notes to Financial Statements (Cont’d)
July 31, 2008

Security Transactions and Investment Income:

Security transactions are recorded on the date the security is purchased or sold.  Net realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on ex-dividend date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Distributions to Shareholders:

The Fund declares dividends from net investment income daily, and distributes these dividends monthly.  Net realized capital gains for the Fund, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:

The Fund is a separate taxable entity for federal tax purposes.  The Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders.  Accordingly, no provision for federal income or excise tax is required.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized.  FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The tax periods open to examination by the Internal Revenue Service include the fiscal years ended July 31, 2008, 2007, 2006 and 2005. As a result, the Fund has evaluated the implications of FIN 48 and determined that there is no material impact on the financial statements.

3. Related Parties:

Investment Adviser:

Ambassador Capital Management, L.L.C., (the “Adviser”) serves as the investment adviser to the Fund. Brian T. Jeffries, President and Chief Executive Officer, and Gregory A. Prost, Vice President, each of whom owns more than 25% of the voting securities of the Adviser, are also trustees of the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

Ambassador Funds
Notes to Financial Statements (Cont’d)
July 31, 2008

Administrator and Fund Accountant:

Administration, Accounting and Compliance Expenses reported on the Statement of Operations were paid to Fund Services Group LLC (“FSG”), an affiliate of the Adviser,  pursuant to agreements dated August 1, 2003 and renewable annually commencing August 1, 2005. FSG is 45.5% owned by the Adviser, 45.5% owned by Monetta Financial Services, Inc. and the remaining 9% is owned by Maria De Nicolo of FSG.  According to the terms of the agreements, the Fund will compensate FSG annually for the following services, all of which are calculated and accrued daily and paid monthly:

Administration - 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million on net assets; 2 basis points (0.02%) on net assets in excess of $1 billion.

Accounting - $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; ½ basis point (0.005%) on net assets in excess of $500 million.

Compliance - a minimum monthly fee of $1,250.

In addition to the fees set forth above, the Fund shall also reimburse FSG for its reasonable out-of-pocket expenses.

4. Federal Tax Information:

The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2008 was as follows:

Distributions paid from

Net Investment Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Dividends Paid*
$18,501,888	—	$18,501,888	—	$18,501,888

As of July 31, 2008 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Gains/ (Losses)	Total Accumulated Deficit
$826,071	$1,576	$827,647	$826,071	$1,576	$0

 * Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

5. Subsequent Event:

For the period from July 31, 2008 to September 24, 2008, the date of the Report of Independent Registered Public Accounting Firm, overall credit conditions have deteriorated and impacted financial markets.  As a result, the U.S. Treasury and Federal Reserve have provided liquidity to the capital markets to restore balance and investor confidence.  There have not been any defaults or credit deterioration of any of the Fund's holdings at July 31, 2008, which included Fannie Mae, Freddie Mac and AIG Funding, Inc.
commercial paper and none are anticipated as a result of the coordinated action taken by the U.S. Government and its agencies.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and the Shareholders

Ambassador Money Market Fund:

We have audited the accompanying statement of assets and liabilities of the Ambassador Money Market Fund (the Fund), including the schedule of portfolio investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
September 24, 2008

Ambassador Funds

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons”, as defined in the Investment Company Act of 1940, as amended, of the Funds.  The Ambassador Money Market Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth) Address Position(s) Held with the Funds	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund’s Complex Overseen by Trustee	Other Directorships Held by Trustee (2)	Renumeration Paid by the Fund, Aug. 2007 to Jul. 2008

DISINTERESTED TRUSTEES: (1)
Dennis W. Archer, Jr. (1969) Archer Corporate Services, LLC 6703 Haggerty Rd., Suite B Belleville, MI 48111 Trustee since 3/11/2008	Founding Principal and President of Archer Corporate Services, LLC, since 2004; Managing Principal of Ignition Media Group, LLC, since 1997; Principal, Hamilton Woodlynne Publishing, since 2005; Station Mgr/Nat’l Sales Mgr for Radio One, Inc. from 1998-2004.	2	NStar Community Bank since 2006	$5,500.
Nicholas J. DeGrazia (1943) PO Box 38 North Street, MI 48049 Trustee since 2000	Chairman of Shorewood Adventures, Inc. since 2005; Principal of Modesitt Associates, Inc. (management consulting firm) since 1997; Consultant of Lionel, LLC, from 1995-1996; President and Chief Operating Officer of Lionel Trains, Inc. from 1990-1995.	2	None	$11,000
Ronald E. Hall (1943) Bridgewater Interiors, LLC 4617 West Fort St. Detroit, MI 48209 Trustee since 2000	President, Chief Executive Officer and Chairman of the Board of Bridgewater Interiors, LLC, an automotive supplier joint venture with Johnson Controls, Inc, since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992-1998.	2	United American Healthcare Corporation since 2001.	$9,000
Conrad W. Koski (1945) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2000 Chairman since 2000	Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996. Officer and Trustee of Cranbrook Funds from 1984-1997.	2	None	$11,000
INTERESTED TRUSTEES: (1) (3)
Brian T. Jeffries (1965) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2000 President since 2000	Founder and President of Ambassador Capital Management, LLC, since 1998; Shareholder and Portfolio Manager of Munder Capital Management, Inc. from 1994-1998.	2	None
Gregory A. Prost (1966) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2000 Vice President since 2000	Chief Investment Officer of Ambassador Capital Management, LLC, since 2000; Shareholder and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000.	2	None

Ambassador Funds

Name (Year of Birth) Address	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES:

Kathryn J. Nurre (1954) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226	Secretary	Indefinite term; since 2000	Vice President and Senior Portfolio Manager of Ambassador Capital Management, L.L.C. since 1998; Director of Short Term Investments of Cranbrook Capital Management, Inc. from 1994-1998.

Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Chief Compliance Officer	Indefinite term; since 2004	President, Fund Services Group, LLC, since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present; Treasurer from 1996 to 2004; CFO from 1998-2004.

Lynn H. Waterloo (1957) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Chief Financial Officer, Treasurer	Indefinite term; since 2004	Chief Financial Officer and Treasurer, Monetta Funds since 2004; Secretary, Fund Services Group, LLC since 2003.

Gary R. Schaefer (1946) Ambassador Capital Mgmnt, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Assistant Secretary	Indefinite term; since 2003	Portfolio Manager, Ambassador Capital Management, L.L.C. since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997-2001; Lehman Brothers FID from 1973-1997.

Derek Oglesby (1977) Ambassador Funds 500 Griswold Street Suite 2800 Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2003	Research Analyst, Ambassador Capital Management, L.L.C. since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998-2000.

(1) Each Trustee serves until he dies, resigns, or is removed; or, if sooner, until the election and qualification of his successor.  Each officer is  elected annually.

(2)  Other directorships includes positions held as a director or trustee of any company with a class of securities registered with the Securities and Exchange Commission (SEC) pursuant to federal securities laws and any investment company registered with the SEC.

(3)  Messrs. Jeffries and Prost are "interested Trustees" because each holds a position as an executive officer and a principal owner of Ambassador Capital Management, L.L.C., Adviser to the Fund.

Ambassador Funds
Money Market Fund
Other Information

Factors Considered by the Independent Trustees in Renewing the Advisory Contract

The Trust's Investment Advisory Agreement (the "Advisory Contract") with Ambassador Capital Management, L.L.C., for the Fund may be terminated without penalty with respect to the Fund at any time by the vote of the Trustees, by the shareholders of the Fund or by the Adviser upon 60 days' written notice.  The Advisory Contract provides that it will continue in effect from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act.  The 1940 Act requires that the Board of Trustees and a majority of the Independent Trustees (collectively the "Trustees"), voting separately, annually approve the Trust's Advisory Contract with respect to the Fund.  Continuation of the Advisory Contract was most recently approved by the Board of Trustees of the Fund, including the "disinterested" Trustees, at a meeting held on June 11, 2008.  The Trustees, in light of the factors summarized below and the advice of counsel for the Trust, concluded that the terms of the Advisory Contract with the Trust for the Fund are fair and reasonable and that renewal of the contract will enable the Trust to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders.

In evaluating the Advisory Contract for the Fund, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Adviser, its services and the Trust.  Both in meetings specifically addressed to renewal of the Advisory Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Adviser's investment and management services for the Fund under the Advisory Contract.  These materials included information on (i) the investment performance of the Fund, a peer group of no-load money market funds with assets of between $100 and $600 million, selected by the Administrator from data provided by Lipper, Inc., a Reuters company (the "Lipper peer group"), with the concurrence of the Independent Trustees for this purpose, (ii) the general investment outlook in the markets in which the Fund invests, (iii) the Adviser's management of the relationships with the Trust's other service providers and (iv) the record of the Adviser's compliance with the Fund's investment policies and restrictions and the responsibilities of the Adviser's compliance personnel.

The Independent Trustees requested and the Adviser provided additional information in order to evaluate the quality of the Adviser's services and the reasonableness of the fee under the Advisory Contract. Among other items, this information included data or analyses of (1) investment performance for one year for the Fund and the Lipper peer group, (2) management fees incurred by this peer group of funds, (3) the expense ratios for the Fund and this peer group of funds, (4) the overall organization of the Adviser, (5) the Adviser's financial results and condition, including its and certain of its affiliate's profitability from services performed for the Fund, (6) investment management staffing, (7) the potential for achieving further economies of scale in light of expenses that are not incurred as fees, based on a percentage of net assets, and (8) operating expenses paid to third parties.

The following summarizes matters considered by the Trustees in connection with their renewal of the Trust's Advisory Contract for the Fund.  The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance.  The Trustees determined that the Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements.  The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Trust's performance compared to both the performance of the Lipper peer group.  The Fund's performance, for the twelve

Ambassador Funds
Money Market Fund
Other Information (Cont’d)

months ended March 31, 2008,  based upon total return was 12th out of 335 funds in this peer group, which placed it in the top 4% of the group.  The Fund's performance for two-year and three-year periods was similarly top performing:  13th out of 317 funds for two-year performance (top 4%) and 12th out of 309 for three-year performance (top 4%).  The Trustees concluded that the performance of the Trust supported the continuation of the Advisory Contract.

The Adviser's Personnel and Methods.  The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline.  Among other things, the Trustees considered the number, education and experience of the Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Trust invests.  The Trustees concluded that the Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Advisory Contract.

Nature and Quality of Other Services.  The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Adviser.  The Trustees also considered the nature and extent of the other services provided by the Adviser's affiliates under other contracts and its supervision of third party service providers.  Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Trust well.

Management Fee and Expenses.  The Trustees considered the Adviser's fee under the Advisory Contract relative to the management fees charged by the Lipper peer group.  The Trustees determined that the fee under the Advisory Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Adviser and the fees charged by the funds in the Lipper peer group.  The Trustees also considered the Trust's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose.  The Fund's total expense ratio for the 12 months ended December 31, 2007, was 0.32% of the Fund's average net assets, whereas the average and median total expense ratios for the Lipper peer group were 0.63% and 0.65%, respectively.  The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds and therefore was benefiting shareholders of the Fund.

Profitability.  The Trustees considered the level of the Adviser's profits with respect to the management of the Fund.  They also considered the profits realized by the Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business.  The Trustees considered the Adviser's profit margins in comparison with the limited available industry data.  The Trustees concluded that the Adviser's profits from management of the Fund bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved, that the Fund's total operating expenses were being aggressively managed by the Adviser and its affiliate, Fund Services Group, LLC, and that the profits realized by the Adviser from the advisory relationship were normal and not excessive.

Economies of Scale.  The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.  This consideration included an analysis of the fixed and variable expenses of the Fund and the potential for growth of total Fund assets and the impact that such growth would have on reducing the per share expenses of the Fund that were asset-based.  The Trustees noted that certain fees will be subject to reduction as the Fund achieves asset levels of $300 and $500 million.

Ambassador Funds
Money Market Fund
Other Information (Cont’d)

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov.  Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES

A money market fund generally does not invest in securities that possess voting rights.  Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities.  The fund has not voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2008.

Annual Report

July 31, 2008

Investment Adviser

Ambassador Capital Management LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

Counsel

Dykema Gossett PLLC

400 Renaissance Center

Detroit, MI 48243

For Additional Information Call:

1-800-992-0444

Annual Report July 31, 2008

Michigan Investment Trust, Government Money Market Series

Investment products:

•

Are not deposits of, or guaranteed by, SBA Investment

Advisers, or any of its affiliates

•

Are not insured by the FDIC

•

Are subject to investment risks, including the possible

loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

Michigan Investment Trust, Government Money Market Series

Table of Contents

Annual Report - July 31, 2008

Letter to Shareholders	1
Performance Highlights	2
Shareholder Expenses	3
Schedule of Portfolio Investments	4
Financial Statements	7
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	14
Other Information	15
Trustees & Officers	16

An investment in the Michigan Investment Trust, Government Money Market Series is not insured or guaranteed by the FDIC or any other government agency.  Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Ambassador Funds
Michigan Investment Trust, Government Money Market Series
Letter to the Shareholders	September 10, 2008

Safety, liquidity, and yield are the top three rationales cited by public entities who invest in money market funds. These key attributes have been tested over the last twelve months as the troubles related to sub-prime mortgages has impacted certain 'prime' money market funds (those that invest in commercial paper) that were over-invested in some of the more esoteric forms of short-term commercial paper, and whose mangers were forced to "rescue" them  with an infusion of capital.  As for 'government' money market funds, our portfolio managers remain comfortable with the debt securities and bonds offered by Fannie Mae and Freddie Mac and the federal government's expression of support of these agencies, while seeking to properly weight the exposure of all investments through diversification of the portfolio. We believe that the recent actions of the US Treasury to support Fannie Mae and Freddie Mac will restore investor confidence in these types of securities and enhance their liquidity and attractiveness as investments.

We continue to view relevant yields as a reasonable barometer of risk. As of September 1, 2008, 90 day US Treasury Bills offered a yield of 1.68%, while 90 day A1-P1 financial commercial paper provided a yield of 2.82%. This disparity in yield between securities of the same duration appears to us to be indicating that the market continues to see risk associated with financial firms.

The Federal government appears to be evaluating several strategies to increase confidence in the financial markets. However, in our opinion, the first half of 2009 may look similar to 2008 as the financial markets continue to rebound from the subprime troubles. Safety and liquidity should continue to be the focus as the government and the markets sort out solutions.

Sincerely,

Ben J. Courson, President

GPS Investment Advisers d/b/a SBA Investment Advisers

1

Ambassador Funds
Michigan Investment Trust, Government Money Market Series	Performance Highlights
July 31, 2008

Current 7-Day Yield: 1.88%	Average Days to Maturity: 29

PERFORMANCE	Average Total Return
Since Inception
11/01/2007
Michigan Investment Trust	2.18%

Total Annual Operating Expenses - Gross* 0.34% * Source Prospectus dated October 31, 2007

The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Michigan Investment Trust than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO COMPOSITION

(A) Net of other assets and liabilities.

2

Ambassador Funds
Michigan Investment Trust,

Government Money Market Series

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Actual	$ 1,000	$ 1,003.86	$ 1.95
Hypothetical (5% return per year before expenses)	$ 1,000	$ 1,023.27	$ 1.97

* Expenses are equal to the Fund's annualized expense ratio of 0.39%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

Ambassador Funds
Michigan Investment Trust, Government Money Market Series	Schedule of Portfolio Investments
July 31, 2008

U.S. Government Agency Obligations - 54.0%*

Security Description	Principal Amount	Value ($)
Federal Home Loan Bank - 29.9%
2.210%, 02/19/2009	500,000	$500,000
2.280%, 03/26/2009	2,000,000	2,000,000
2.300%, 04/16/2009	1,500,000	1,500,000
2.500%, 02/02/2009	1,000,000	1,000,000
3.000%, 03/27/2009	1,000,000	999,896
2.664%, 09/17/2008	1,750,000	1,750,185
2.349%, 08/06/2008	200,000	199,935
5.125%, 08/08/2008	150,000	150,076
2.518%, 11/14/2008	500,000	500,004
3.750%, 08/15/2008	315,000	314,929
2.683%, 05/01/2009	350,000	349,548
2.286%, 12/12/2008	650,000	649,826
2.356%, 03/13/2009	250,000	249,985
5.000%, 09/12/2008	300,000	300,806
2.596%, 02/11/2009	200,000	200,017
2.515%, 05/20/2009	200,000	199,911
2.535%, 07/10/2009	150,000	149,990
4.500%, 11/14/2008	165,000	165,789
5.000%, 11/21/2008	210,000	211,583
5.480%, 01/08/2009	200,000	202,113
5.000%, 02/20/2009	120,000	121,706
2.180%, 08/06/2008	450,000	449,864
2.215%, 09/03/2008	450,000	449,086
2.176%, 09/05/2008	450,000	449,048
2.350%, 09/12/2008	450,000	448,766
2.430%, 09/19/2008	450,000	448,512
2.210%, 10/17/2008	450,000	447,873
2.740%, 01/05/2009	500,000	494,025
2.270%, 08/20/2008	200,000	199,760
2.290%, 08/25/2008	1,000,000	998,473
2.300%, 08/29/2008	425,000	424,240
2.200%, 09/02/2008	370,000	369,276
2.230%, 09/05/2008	314,000	313,319
4.000%, 10/14/2008	500,000	495,888
2.410%, 10/17/2008	1,780,000	1,770,825
2.430%, 10/22/2008	1,000,000	994,465
2.082%, 11/26/2008	299,000	296,977
5.450%, 01/12/2009	145,000	146,657
3.550%, 03/10/2009	270,000	271,998
		21,185,351

The accompanying notes are an integral part of these financial statements.

4

Ambassador Funds
Michigan Investment Trust, Government Money Market Series	Schedule of Portfolio Investments
July 31, 2008

U.S. Government Agency Obligations - 54.0%* (Continued)

Security Description	Principal Amount	Value ($)
Federal Home Loan Mortgage Corp. - 10.2%
2.480%, 08/13/2008	200,000	199,835
2.560%, 10/14/2008	2,300,000	2,287,897
2.399%, 08/22/2008	200,000	199,720
3.625%, 09/15/2008	200,000	199,797
2.500%, 10/14/2008	300,000	298,458
5.125%, 10/15/2008	530,000	532,515
2.429%, 11/05/2008	270,000	268,250
5.000%, 01/30/2009	225,000	227,323
5.125%, 02/27/2009	100,000	101,359
2.285%, 08/29/2008	450,000	449,200
2.200%, 08/25/2008	450,000	449,340
2.180%, 09/18/2008	450,000	448,692
2.230%, 10/27/2008	450,000	447,575
2.530%, 12/15/2008	450,000	445,699
3.625%, 09/15/2008	150,000	150,179
2.250%, 09/17/2008	500,000	498,531
		7,204,370
Federal Farm Credit Bank - 0.4%
2.278%, 08/15/2008	300,000	299,982

Federal National Mortgage Assoc. - 13.5%
3.250%, 08/15/2008	480,000	480,124
5.125%, 09/02/2008	376,000	376,875
3.750%, 09/15/2008	200,000	199,974
5.250%, 01/15/2009	221,000	223,897
2.591%, 11/19/2008	240,000	238,101
2.300%, 08/13/2008	200,000	199,847
2.799%, 12/15/2008	357,000	353,224
2.801%, 12/26/2008	200,000	197,713
2.270%, 09/03/2009	1,500,000	1,500,000
2.750%, 12/10/2008	180,000	178,199
2.320%, 09/10/2008	450,000	448,840
2.480%, 10/27/2008	450,000	447,303
2.400%, 10/29/2008	450,000	447,330
2.020%, 08/08/2008	241,000	240,905
2.151%, 11/05/2008	272,000	270,441
2.250%, 08/18/2008	1,000,000	998,937
2.257%, 08/29/2008	505,000	504,113
4.500%, 08/15/2008	500,000	500,323
2.198%, 08/27/2008	1,000,000	998,413
3.875%, 11/17/2008	290,000	289,908
5.000%, 04/20/2009	500,000	509,079
		9,603,546
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		38,293,249

The accompanying notes are an integral part of these financial statements.

5

Ambassador Funds
Michigan Investment Trust, Government Money Market Series	Schedule of Portfolio Investments
July 31, 2008

U.S. Treasury Bill Notes - 1.9%*

Security Description	Principal Amount	Value ($)
1.785%, 08/28/2008	450,000	449,398
1.820%, 10/02/2008	450,000	448,589
2.051%, 11/06/2008	450,000	447,513

TOTAL U.S. TREASURY BILL NOTES		1,345,500

Repurchase Agreement - 3.6%* (b)

Security Description	Principal Amount	Value ($)
Bank of America Repo, 2.130%, dated 07/31/2008	2,500,000	2,500,000
Due 08/01/2008, Repurchase price $2,500,148 Collateralized by FHLMC Agency Debentures

Mutual Fund - 41.9%

Security Description	Principal Amount	Value ($)
J.P. Morgan US Gov't Money Market - Agency	29,724,325	29,724,325

TOTAL INVESTMENTS - 101.4% (COST $71,863,074) (a)		71,863,074

Other Assets Less Liabilities - (1.4%)		(986,085)

Net Assets - 100%		$ 70,876,989

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Illiquid, non-negotiable security.

* Rate presented indicates the effective yield at time of purchase.

The accompanying notes are an integral part of these financial statements.

6

Ambassador Funds
Michigan Investment Trust, Government Money Market Series

Statement of Assets and Liabilities		Statement of Operations
July 31, 2008		For the period from November 1, 2007, Commencement of Investment Operations, to July 31, 2008

		Investment Income:
Assets:		Interest	$ 1,419,003
Investments, at value (amortized cost $71,863,074)	$ 71,863,074
Prepaid expenses	26,943	Expenses:
Interest receivable	170,666	Advisory	93,461
Total Assets	$ 72,060,683	Administration	17,507
		Accounting	15,763
Liabilities:		Audit/Tax	31,190
Distribution Payable	106,971	Custody	15,034
Investments Purchased	1,000,000	Legal	8,847
Accrued expenses and other liabilities:		Transfer Agent	31,660
Advisory	16,017	Trustee	1,000
Other	60,706	Organization expenses	36,725
Total Liabilities	1,183,694	Other	2,808
		Total Expenses	253,995

Net Assets	$ 70,876,989	Expenses waived	(63,031)
		Expenses reimbursed	(20,000)
		Total Waived/Reimbursed Expenses	(83,031)
Composition of Net Assets:
Capital	$ 70,876,989
		Expenses Net of Waived/ Reimbursed Expenses	170,964
Shares:
Net Assets	$ 70,876,989
Shares Outstanding	$ 70,876,989
Net Asset Value, Offering Price, and Redemption Price per share	$1.00	Net Investment Income	$ 1,248,039

The accompanying notes are an integral part of these financial statements.

7

Ambassador Funds
Michigan Investment Trust, Government Money Market Series

Statements of Changes in Net Assets
For the period from November 1, 2007, Commencement of Investment Operations, to July 31, 2008

Investment Activities: Operations:

Net investment income	$ 1,248,039
Net realized gain (loss) from investment transactions	---
Change in net assets from operations	1,248,039

Distributions:
Net investment income	(1,248,039)
Change in net assets from shareholder distributions	(1,248,039)

Capital Share Transactions:
Change in net assets from capital transactions	70,876,989
Change in net assets from investment activities	70,876,989

Net Assets:
Beginning of period	---
End of period	$ 70,876,989

Share Transactions:*
Issued	$ 143,322,312
Redeemed	(72,445,323)

Change in shares	$ 70,876,989

*	All capital share transactions have been processed at a net asset value of $1.00 per share.

The accompanying notes are an integral part of these financial statements.

8

Ambassador Funds
Michigan Investment Trust, Government Money Market Series

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

For the period from November 1, 2007, Commencement of Investment Operations, to July 31, 2008

Institutional Shares

Net Asset Value, Beginning of Period	$1.000

Investment Activities:
Net investment income	0.021
Net realized gains (losses) on investments	0.000
Total from investment activities	0.021

Distributions:
Net investment income	(0.021)
Total distributions	(0.021)

Net Asset Value, End of Period	$1.000
Total Return	2.18%*

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$70,877
Ratio of expenses to average net assets
Net	0.39%**
Gross (a)	0.58%**
Ratio of net investment income to average net assets	2.84%**

(a) Gross expense ratio reflects fees waived/reimbursed.

*   As reported for the period - not annualized.

** As reported for the period - annualized.

The accompanying notes are an integral part of these financial statements.

9

Ambassador Funds	Notes to Financial Statements
Michigan Investment Trust, Government Money Market Series
July 31, 2008

1.Organization:

The Ambassador Funds (the "Trust") is a Delaware statutory trust, established under a Declaration of Trust dated March 22, 2000.  The Michigan Investment Trust, Government Money Market Series (the "Fund"), is a series of Ambassador Funds and is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "Act"), as amended.  The Fund's primary focus is on safety, liquidity, and return, while complying with applicable Michigan statutes governing the investment of Michigan public funds.  The Fund's shares of beneficial interest ("shares") are comprised of one class only, Institutional Shares.

2.Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Securities in the Fund are valued at amortized cost, which approximates market value.  The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.  In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional   disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  As of July 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Repurchase Agreements:

The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest).   At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value.  In connection with transactions in repurchase agreements, it is the company's policy that its custodian take

10

Ambassador Funds	Notes to Financial Statements (Cont’d)
Michigan Investment Trust, Government Money Market Series
July 31, 2008

Repurchase Agreements (Cont’d):

possession of the underlying  collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the company may be delayed or limited.

Security Transactions and Investment Income:

Security transactions are recorded on the date the security is purchased or sold.  Net realized gains and losses are calculated on the identified cost basis.  Dividend income is recorded on ex-dividend date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Distributions to Shareholders:

The Fund declares dividends from net investment income daily, and distributes these dividends monthly.  Net realized capital gains for the Fund, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:

The Fund is a separate taxable entity for federal tax purposes.  The Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders.  Accordingly, no provision for federal income or excise tax is required.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, and is to be applied to all open tax   years as of the effective date. The tax periods open to examination by the Internal Revenue Service include the fiscal years ended July 31, 2008. As a result, the Fund has adopted and evaluated the implications of FIN 48 and determined that there is no material impact on the financial statements.

3.  Investment Adviser:

GPS Investment Advisors, Inc. d/b/a SBA Investment Advisers (the "Adviser"), is the investment adviser to the Fund.  The Adviser is an independent investment advisory firm dedicated exclusively to the fixed income investment management business.  Under an Investment Advisory Agreement with the Trust,

11

Ambassador Funds	Notes to Financial Statements (Cont’d)
Michigan Investment Trust, Government Money Market Series
July 31, 2008

3. Investment Adviser (Cont’d):

approved by the shareholders on October 30, 2007, the Adviser provides the Fund with investment supervisory services and certain administrative services.  The Adviser oversees the management of the investment operations of the Fund and the composition of the Fund's investment portfolio, including the purchase, retention and sale of securities in the portfolio, in accordance with the Fund's investment objectives, policies and restrictions.  The Fund pays an annual investment advisory fee to the Adviser equal to 0.21% of the Fund's average daily net assets.  The Investment Advisory Agreement may be terminated without penalty, at any time, by the vote of the Trustees, by the shareholders of the Fund or by the Adviser upon 60 days' written notice.

4.  Subadvisers:

The Investment Advisory Agreement authorizes the Adviser to employ multiple subadvisers for the Fund,

of which these subadvisers furnish the day-to-day portfolio management services for a portion of the Fund's assets.  Even though subadvisers are employed for the Fund, the Adviser will continue to have responsibility for all investment advisory services furnished by the subadvisers.  Each subadviser has entered into a subadvisory agreement ("Subadvisory Agreement") with the Adviser and the Trust, on behalf of the Fund.  Each subadviser is responsible for providing the Fund with advice concerning the investment management of its allocated portion of the Fund's portfolio, that is consistent with the investment objectives and policies of the Fund. The subadviser determines which securities shall be purchased, sold or held for that portion of the Fund's assets that it has responsibility for managing.  Each subadviser is responsible for bearing its own costs of providing services to the Fund.  Each subadviser's fee is equal to 0.10% of the Fund's average daily net assets managed by the subadviser and is paid by the Adviser out of its own resources; the Fund has no obligations to pay the subadvisers.

The subadvisors, and the percentage of the Fund's assets each manages, are presented below as of July 31, 2008:

Ambassador Capital Management, LLC	15.69%
BNY Investment Advisors	15.35%
Fifth Third Asset Management, Inc.	15.64%
Victory Capital Management, Inc.	19.82%

5. Related Parties:

Investment Subadviser:

Ambassador Capital Management, LLC, (“ACM”) serves as one of the investment subadvisers to the Fund. Brian T. Jeffries, President and Chief Executive Officer, and Gregory A. Prost, Vice President, each of whom owns more than 25% of the voting securities of the ACM, are also trustees of the Fund. Under the terms of the subadvisory agreement between the Fund and ACM, ACM receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.10%.

12

Ambassador Funds	Notes to Financial Statements (Cont’d)
Michigan Investment Trust, Government Money Market Series
July 31, 2008

5. Related Parties (Cont’d):

Administrator:

Administration Expenses reported on the Statement of Operations were paid to Fund Services Group LLC

(“FSG”), an affiliate of ACM, a subadviser, pursuant to an agreement dated August 1, 2003 and renewable annually commencing August 1, 2005. FSG is 45.5% owned by ACM, 45.5% owned by Monetta Financial Services, Inc. and the remaining 9% is owned by Maria De Nicolo of FSG.  According to the terms of the agreement, the Fund will compensate FSG annually for the following services, which is calcu-lated and accrued daily and paid monthly:

Administration - 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million on net assets; 2 basis points (0.02%) on net assets in excess of $1 billion.

In addition to the fees set forth above, the Fund shall also reimburse FSG for its reasonable out-of-pocket expenses.

6. Federal Tax Information:

The tax character of distributions paid by the Fund during the period from November 1, 2007, Commencement of Investment Operations, to July 31, 2008 was as follows:

Distributions paid from

Net Investment Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Dividends Paid*
$1,141,068	—	$1,141,068	—	$1,141,068

As of July 31, 2008, the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Gains/ (Losses)	Total Accumulated Deficit
$116,105	—	$116,105	$106,971	—	—

*Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

13

Report of Independent Registered Public Accounting Firm

The Board of Trustees and the Shareholders

Michigan Investment Trust, Government Money Market Series:

We have audited the accompanying statement of assets and liabilities of the Michigan Investment Trust, Government Money Market Series (the Fund), including the schedule of portfolio investments, as of July 31, 2008, and the related statements of operations, changes in net assets, and the financial highlights for the period from November 1, 2007 (commencement of investment operations) to July 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2008, the results of its operations, changes in its net assets and the financial highlights for the period from November 1, 2007 (commencement of investment operations) to July 31, 2008, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
September 24, 2008

14

Ambassador Funds	Other Information
Michigan Investment Trust, Government Money Market Series
July 31, 2008

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov.  Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-888-648-0002.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES

A money market fund generally does not invest in securities that possess voting rights.  Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities.  The fund has not voted proxies relating to portfolio securities for the period from November 1, 2007, Commencement of Investment Operations, to July 31, 2008.

15

Ambassador Funds

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Funds. The Michigan Investment Trust, Government Money Market Series’ Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (888) 648-0002.

Name (Year of Birth) Address Position(s) Held with the Funds	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund’s Complex Overseen by Trustee	Other Directorships Held by Trustee(2)	Renumeration Paid by the Fund, Nov. 2007 to Jul. 2008

DISINTERESTED TRUSTEES: (1)
Dennis W. Archer, Jr. (1969) Archer Corporate Services, LLC 6703 Haggerty Rd., Suite B Belleville, MI 48111 Trustee since 3/11/2008	Founding Principal and President of Archer Corporate Services, LLC, since 2004; Managing Principal of Ignition Media Group, LLC, since 1997; Principal, Hamilton Woodlynne Publishing, since 2005; Station Mgr/Nat’l Sales Mgr for Radio One, Inc. from 1998-2004.	2	NStar Community Bank since 2006	$0
Nicholas J. DeGrazia (1943) PO Box 38 North Street, MI 48049 Trustee since 2000	Chairman of Shorewood Adventures, Inc. since 2005; Principal of Modesitt Associates, Inc. (management consulting firm) since 1997; Consultant of Lionel, LLC, from 1995-1996; President and Chief Operating Officer of Lionel Trains, Inc. from 1990-1995.	2	None	$0
Ronald E. Hall (1943) Bridgewater Interiors, LLC 4617 West Fort St. Detroit, MI 48209 Trustee since 2000	President, Chief Executive Officer and Chairman of the Board of Bridgewater Interiors, LLC, an automotive supplier joint venture with Johnson Controls, Inc, since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992-1998.	2	United American Healthcare Corporation since 2001.	$500
Conrad W. Koski (1945) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2000 Chairman since 2000	Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996. Officer and Trustee of Cranbrook Funds from 1984-1997.	2	None	$500
INTERESTED TRUSTEES: (1) (3)
Brian T. Jeffries (1965) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2000 President since 2000	Founder and President of Ambassador Capital Management, LLC, since 1998; Shareholder and Portfolio Manager of Munder Capital Management, Inc. from 1994-1998.	2	None
Gregory A. Prost (1966) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2000 Vice President since 2000	Chief Investment Officer of Ambassador Capital Management, LLC, since 2000; Shareholder and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000.	2	None

16

Ambassador Funds

Name (Year of Birth) Address	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES:

Kathryn J. Nurre (1954) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226	Secretary	Indefinite term; since 2000	Vice President and Senior Portfolio Manager of Ambassador Capital Management, L.L.C. since 1998; Director of Short Term Investments of Cranbrook Capital Management, Inc. from 1994-1998.

Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Chief Compliance Officer	Indefinite term; since 2004	President, Fund Services Group, LLC, since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present; Treasurer from 1996 to 2004; CFO from 1998-2004.

Lynn H. Waterloo (1957) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Chief Financial Officer, Treasurer	Indefinite term; since 2004	Chief Financial Officer and Treasurer, Monetta Funds since 2004; Secretary, Fund Services Group, LLC since 2003.

Gary R. Schaefer (1946) Ambassador Capital Mgmnt, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Assistant Secretary	Indefinite term; since 2003	Portfolio Manager, Ambassador Capital Management, L.L.C. since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997-2001; Lehman Brothers FID from 1973-1997.

Derek Oglesby (1977) Ambassador Funds 500 Griswold Avenue Suite 2800 Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2003	Research Analyst, Ambassador Capital Management, L.L.C. since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998-2000.

(1) Each Trustee serves until he dies, resigns, or is removed; or, if sooner, until the election and qualification of his successor.  Each officer is elected annually.

(2)  Other directorships includes positions held as a director or trustee of any company with a class of securities registered with the Securities and Exchange Commission (SEC) pursuant to federal securities laws and any investment company registered with the SEC.

(3)  Messrs. Jeffries and Prost are "interested Trustees" because each holds a position as an executive officer and a principal owner of Ambassador Capital Management, L.L.C., one of the subadvisers to the Fund.

17

Annual Report

July 31, 2008

Investment Adviser

SBA Investment Advisers 3989 Research Park Suite 102 Ann Arbor, MI 48108

Investment Subadvisers

Ambassador Capital Management, LLC 500 Griswold Street, Suite 2800 Detroit, MI 48226	Counsel Dykema Gossett PLLC 400 Renaissance Center Detroit, MI 48243
BNY Investment Advisers One Wall Street New York, NY 10286	For Additional Information Call: 1-888-648-0002
Fifth Third Asset Management, Inc. 111 Lyon Street, N.W. Grand Rapids, MI 49503
Victory Capital Management, Inc. 127 Public Square Cleveland, OH 44114

18

ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics (the "Code of Ethics")

    applicable to the Ambassador Fund's principal executive officer and principal financial officer, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) (1) Filed with the Commission, pursuant to Item 12(a)(1), a copy of its Code of Ethics that applies to the Registrant's

        principal executive officer and principal financial officer,

        or persons performing similar functions, as an exhibit to its

        Annual Report on this Form N-CSR.

    (2) Not applicable.

    (3) The Registrant undertakes to furnish a copy of such Code of

        Ethics to any person upon request, without charge, by calling

        1-800-992-0444.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board Of Trustees of the Registrant has determined that the Registrant does not currently have a member serving on its audit committee that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

Although each member of the Registrant's audit committee has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes.  The Trustees reviewed the attributes, education, and experience of each member of the Registrant's audit committee, the nature of the accounting principles applicable to the Registrant, and the

Registrant's underlying internal controls and reporting mechanisms and determined that the members of the Registrant's audit committee, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial statements of the Registrant.  In addition, the trustees determined that the audit committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.  The trustees also determined that each member of the Registrant's audit committee is "independent" as defined in the instructions to this Form N-

CSR.

1

ITEM 4(a) - (d) PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)   AUDIT FEES. Aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements.

                  Fiscal year ended July 31, 2008 $49,075

                  Fiscal year ended July 31, 2007 $20,700

(b)   AUDIT RELATED FEES. Aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.

                  NONE

(c)   TAX FEES. Aggregate fees billed for professional services rendered by the principal accountant for review of tax filings and tax advice.

                  Fiscal year ended July 31, 2008 $8,000

                  Fiscal year ended July 31, 2007 $3,600

(d)   ALL OTHER FEES.

                  NONE

(e) (1)  The Registrant's audit committee has adopted an Audit Committee

       Charter that requires that the audit committee review the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent public accountants.

       (2)  During the fiscal year ended July 31, 2008, all of the non-audit services provided by the Registrant's principal accountant were pre-

       approved by the audit committee.

(f) Not applicable.

(g) NON-AUDIT FEES. Aggregate fees billed for ongoing services by the principal accountant to the Registrant, the Registrant's investment adviser and any entity controlled by, or under common control with the investment adviser.

                 NONE

(h) Not applicable.

2

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to open-end investment management companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

The Schedule of Investments is included with the Registrant's Annual Report to Shareholders, as presented in Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

         MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT

         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the Registrant's Annual Report to Shareholders, as presented in

Item 1.

Item 11. CONTROLS AND PROCEDURES

(a) Based on their evaluation of registrant's disclosure controls and

Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the

Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported,

within the time periods specified in the rules and forms adopted by the U.S.

Securities and Exchange Commission.

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(b) There has been no change in the registrant's internal control over

Financial reporting (as defined in Rule 30a-3(d) under the Investment Company

Act of 1940 (17CFR270.30a-3(d)) during the registrant's second fiscal quarter of the period covered by this report that has materially affected,

or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS

(a)(1)  EX-99.CODE ETH - Code of Ethics

(a)(2)  EX-99.CERT    - Certification for each principal executive officer

and principal financial officer of the Registrant

as required by Rule 30a-2(a) under the Investment   Company Act of 1940 (17CFR270.30a-2(a), exactly as set forth below.

(a)(2)  EX-99.906CERT - Certification by the Registrant's principal executive officer and principal financial officer, pursuant to

                        Section 906 of the Sarbanes-Oxley Act of 2002, is

                        furnished and attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and

Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.

REGISTRANT  Ambassador Funds

BY          /s/ Brian T. Jeffries, Principal Executive Officer

DATE        October 08, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and

Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.

REGISTRANT  Ambassador Funds

BY          /s/Lynn H. Waterloo, Principal Financial Officer

DATE        October 08, 2008

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